Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Revenue
	2025	2024	2023
	USD	USD	USD

Revenue from subscriptions	89,192,498	64,991,807	24,557,650
Revenue from advertisement (1)	8,351,098	11,221,050	9,900,071
Revenue from live events	1,760,930	1,880,548	6,922,719
	99,304,526	78,093,405	41,380,440

	2025	2024	2023
	USD	USD	USD

Goods and services transferred at a point in time (2)	1,760,930	1,880,548	6,922,719
Goods and services transferred over time (2)	97,543,596	76,212,857	34,457,721
	99,304,526	78,093,405	41,380,440

(1)	Revenue from advertisement for the year ended December 31, 2025, 2024 and 2023 include barter transactions amounting to USD 249,000, USD 2,546,572 and USD 111,996 respectively.

(2)	The Group identified an immaterial error in the previously issued consolidated financial statements. Revenue from advertisement was incorrectly classified as point in time as opposed to over time. The Group has revised the comparative revenue disaggregation disclosures for the years ended December 31, 2024 and December 31, 2023. The correction relates solely to disclosure and does not impact the reported revenue amount.

Schedule of Amounts as Previously Reported Prior to Reclassification

The table below presents the amounts as previously reported prior to reclassification as at December 31, 2024:

	As previously reported	Correction of error	As restated
	USD	USD	USD

Revenue

Goods and services transferred at a point in time	13,101,598	(11,221,050)	1,880,548
Goods and services transferred over time	64,991,807	11,221,050	76,212,857

The table below presents the amounts as previously reported prior to reclassification as at December 31, 2023:

	As previously reported	Correction of error	As restated
	USD	USD	USD

Revenue

Goods and services transferred at a point in time	16,822,790	(9,900,071)	6,922,719
Goods and services transferred over time	24,557,650	9,900,071	34,457,721